Note 7 - Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount	Weighted Average Life
Finite lived intangible assets
BNA software	$1,109	$(65)	$(874)	$170	4.50
Total intangible assets	$1,109	$(65)	$(874)	$170
	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount	Weighted Average Life
Finite lived intangible assets
BNA software	$1,109	$(55)	$(874)	$180	4.75
Total intangible assets	$1,109	$(55)	$(874)	$180

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount	Weighted Average Life
Finite lived intangible assets
BNA software	$1,109	$(55)	$(874)	$180	4.75
Total intangible assets	$1,109	$(55)	$(874)	$180

Finite-Lived Intangible Assets Amortization Expense [Table Text Block]
Year ending December 31	Estimated Future Amortization Expense
2025	$28
2026	38
2027	38
2028	38
2029	28
Thereafter	-
Total	$170

Year ending December 31	Estimated Future Amortization Expense
2025	$38
2026	38
2027	38
2028	38
2029	28
Thereafter	-
Total	$180